OTHER FINANCIAL ASSETS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [abstract]
Gains (losses) on available-for-sale financial assets	$ (5,800)	$ (19,300)
Carrying value of all shares designated at FVTOCI	48,498	56,101
Loss on marketable securities designated fair value through profit or loss		$ (1,600)